FEDERAL AND STATE INCOME TAXES (Details Narrative) - USD ($)	10 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Federal expected tax rate	34.00%	21.00%
U.S corporate tax rate		35.00%
Revised federal tax rate		21.00%
Reduction in the net deferred tax liabilities	$ 13,420